Leases - Right of use assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets, Beginning balance	$ 214,279	$ 290,843	$ 361,993
Additions			31,674
Additions/(Terminations)	30,242	19,818
Impairment		(1,541)
Depreciation expense	(78,193)	(94,841)	(102,824)
Right of use assets, Ending balance	166,328	214,279	290,843
Aircraft [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets, Beginning balance	192,361	260,647	333,049
Additions			23,162
Additions/(Terminations)	29,157	21,706
Impairment	0	(1,541)	0
Depreciation expense	(73,687)	(88,451)	(95,564)
Right of use assets, Ending balance	147,831	192,361	260,647
Real Estate [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets, Beginning balance	21,918	30,196	28,944
Additions			8,512
Additions/(Terminations)	1,085	(1,888)
Impairment		0
Depreciation expense	(4,506)	(6,390)	(7,260)
Right of use assets, Ending balance	$ 18,497	$ 21,918	$ 30,196